Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Directors fees	$ 209,000
Paid to related party	54,884	$ 62,070
Contribution amount	$ 0	40,650
Series D Preferred Stock [Member]
Related Party Transactions [Line Items]
Investment of board of directors		$ 50,000
Board of Directors Chairman [Member]
Related Party Transactions [Line Items]
Number of board members		4